RESERVES	12 Months Ended
Mar. 31, 2019
Disclosure of reserves within equity [abstract]
RESERVES

12.	RESERVES

Pursuant to Chinese company law applicable to foreign investment enterprises, the Company’s Chinese subsidiaries are required to maintain dedicated reserves. The amounts are appropriated at a percentage, at the discretion of the Board of Directors of each Chinese subsidiary, of their respective after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to Chinese enterprises each year. Once the dedicated reserves appropriated reach 50% of a subsidiary's registered capital, it is not required to appropriate more earnings into the reserves.

Dedicated reserves for all periods presented include an Enterprise Reserve Fund of $2,903 and an Enterprise Expansion Fund of $22,506, which are recorded as a component of equity, and are not available for distribution to shareholders other than upon liquidation.

As of March 31, 2019, the Company had two subsidiaries, Henan Found and Henan Huawei, which had appropriated the dedicated reserves. No dedicated reserves were appropriated for the years ended March 31, 2019 and 2018 for Henan Found and Henan Huawei since the balance has reached the required amount in prior years.